Shareholder Report	12 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes Intermediate Municipal Trust
Entity Central Index Key	0000770116
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000024676 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Intermediate Municipal Fund
Class Name	Class A Shares
Trading Symbol	FIMTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Intermediate Municipal Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes planned changes made to the Fund since the beginning of the reporting period.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$71	0.70%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the S&P Municipal Bond Intermediate Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the S&P Municipal Bond Index, which represents the overall U.S. municipal fixed-income market. The Fund seeks to provide current income exempt from federal regular income tax by investing in a diversified portfolio of tax-exempt securities.
Top Contributors to Performance
  Credit allocation contributed positively, with overweight positions relative to the Index in BBB-rated and below investment grade securities, which outperformed the Index, and underweight allocations in AAA- and AA-rated securities that underperformed the Index.
  Sector allocation provided a small positive net contribution to relative Fund performance as overweight exposure in outperforming bonds in the Advance Refunded, Airport and Senior Care sectors outweighed negative contributions from underweights in General Obligations, Housing, Public Power, and Water/Sewer sectors.
  Duration management provided a small positive contribution to relative performance. The Fund held moderate short and long duration positions relative to the Index in a volatile year. The 10-year AAA-rated Bloomberg Evaluation Service municipal yield fluctuated over a wide range from 2.51% to 3.82%, ending the period higher by 20 basis points.
Top Detractors from Performance
  Yield curve positioning detracted from relative performance. The Fund held overweight positions in securities with maturities of 12 years and longer where market yields increased and underweight positions in maturities ranging from two to ten years where market yields held steady or declined over the period.
  Security selection detracted from relative Fund performance as the Fund underperformed the Index after accounting for duration, yield curve, sector allocation and credit allocation contributions. Underperformance of out-of-Index securities with maturities longer than 15 years contributed to poor selection as yields on such securities rose over 40 basis points during the period. In addition, poor security selection among securities within 10-15 years maturity also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: May 31, 2015 through May 31, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Class A Shares — with sales load	-2.45%	-0.14%	1.49%
Class A Shares — without sales load	2.13%	0.79%	1.95%
S&P Municipal Bond Index	2.44%	0.78%	2.22%
S&P Municipal Bond Intermediate Index	3.48%	0.80%	2.20%
Morningstar Municipal National Intermediate Funds Average	2.32%	0.83%	1.82%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 174,983,068
Holdings Count | Holding	187
Advisory Fees Paid, Amount	$ 278,453
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$174,983,068
Number of Investments	187
Portfolio Turnover Rate	29%
Total Advisory Fees Paid	$278,453

Holdings [Text Block]	Fund Holdings Top Sectors (% of Net Assets)
Material Fund Change [Text Block]
Material Fund Changes
The Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Effective July 29, 2025, Derek Plaski will be added to the Fund’s portfolio management team.

Summary of Change Legend [Text Block]
The Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000024675 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Intermediate Municipal Fund
Class Name	Institutional Shares
Trading Symbol	FIMYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Intermediate Municipal Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes planned changes made to the Fund since the beginning of the reporting period.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the S&P Municipal Bond Intermediate Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the S&P Municipal Bond Index, which represents the overall U.S. municipal fixed-income market. The Fund seeks to provide current income exempt from federal regular income tax by investing in a diversified portfolio of tax-exempt securities.
Top Contributors to Performance
  Credit allocation contributed positively, with overweight positions relative to the Index in BBB-rated and below investment grade securities, which outperformed the Index, and underweight allocations in AAA- and AA-rated securities that underperformed the Index.
  Sector allocation provided a small positive net contribution to relative Fund performance as overweight exposure in outperforming bonds in the Advance Refunded, Airport and Senior Care sectors outweighed negative contributions from underweights in General Obligations, Housing, Public Power, and Water/Sewer sectors.
  Duration management provided a small positive contribution to relative performance. The Fund held moderate short and long duration positions relative to the Index in a volatile year. The 10-year AAA-rated Bloomberg Evaluation Service municipal yield fluctuated over a wide range from 2.51% to 3.82%, ending the period higher by 20 basis points.
Top Detractors from Performance
  Yield curve positioning detracted from relative performance. The Fund held overweight positions in securities with maturities of 12 years and longer where market yields increased and underweight positions in maturities ranging from two to ten years where market yields held steady or declined over the period.
  Security selection detracted from relative Fund performance as the Fund underperformed the Index after accounting for duration, yield curve, sector allocation and credit allocation contributions. Underperformance of out-of-Index securities with maturities longer than 15 years contributed to poor selection as yields on such securities rose over 40 basis points during the period. In addition, poor security selection among securities within 10-15 years maturity also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: May 31, 2015 through May 31, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	2.35%	1.02%	2.18%
S&P Municipal Bond Index	2.44%	0.78%	2.22%
S&P Municipal Bond Intermediate Index	3.48%	0.80%	2.20%
Morningstar Municipal National Intermediate Funds Average	2.32%	0.83%	1.82%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 174,983,068
Holdings Count | Holding	187
Advisory Fees Paid, Amount	$ 278,453
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$174,983,068
Number of Investments	187
Portfolio Turnover Rate	29%
Total Advisory Fees Paid	$278,453

Holdings [Text Block]	Fund Holdings Top Sectors (% of Net Assets)
Material Fund Change [Text Block]
Material Fund Changes
The Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Effective July 29, 2025, Derek Plaski will be added to the Fund’s portfolio management team.

Summary of Change Legend [Text Block]
The Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation